Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (2,322)	$ (1,404)	$ (1,535)
Revaluation of tax related balances		(300)
Changes in unrealized gains and losses	1,693	(656)	178
Changes in unrealized gains and losses	(229)	39	(5)
Changes in unrealized gains and losses	(380)	(302)	(41)
Changes in unrealized gains and losses	1,084	(919)	132
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale	141
Foreign currency translation adjustment	26	3	(2)
Reclassification to earnings of realized gains and losses	20	93	77
Applicable income taxes	(322)	205	(76)
Balance at end of period	(1,373)	(2,322)	(1,404)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(84)	(69)	(71)
Revaluation of tax related balances		(13)
Foreign currency translation adjustment	26	3	(2)
Applicable income taxes	(7)	(5)	4
Balance at end of period	(65)	(84)	(69)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,418)	(1,066)	(1,113)
Revaluation of tax related balances		(229)
Changes in unrealized gains and losses	(380)	(302)	(41)
Reclassification to earnings of realized gains and losses	89	137	117
Applicable income taxes	73	42	(29)
Balance at end of period	(1,636)	(1,418)	(1,066)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	112	71	55
Revaluation of tax related balances		15
Changes in unrealized gains and losses	(229)	39	(5)
Reclassification to earnings of realized gains and losses	11	(5)	30
Applicable income taxes	55	(8)	(9)
Balance at end of period	(51)	112	71
Unrealized Gains (Losses) on Investment Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	14	17	25
Revaluation of tax related balances		4
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale	(9)
Reclassification to earnings of realized gains and losses	(7)	(9)	(13)
Applicable income taxes	2	2	5
Balance at end of period		14	17
Unrealized Gains (Losses) on Investment Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(946)	(357)	(431)
Revaluation of tax related balances		(77)
Changes in unrealized gains and losses	1,693	(656)	178
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale	150
Reclassification to earnings of realized gains and losses	(73)	(30)	(57)
Applicable income taxes	(445)	174	(47)
Balance at end of period	$ 379	$ (946)	$ (357)